NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Quarterly Report [Member])	6 Months Ended
Jun. 30, 2013
Quarterly Report [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The unaudited interim financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

The financial information furnished herein reflects all adjustments, consisting of normal recurring items that, in the opinion of management, are necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the interim periods.  The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013.

The information included in these interim unaudited condensed financial statements should be read in conjunction with the Company’s Registration Statement on Form S-1 for the year ended December 31, 2012.

Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The areas involving the most significant use of estimates include the estimated realizable value of accounts receivable, contractual adjustment of gross billings, medical malpractice insurance receivable and payables for known claims and liabilities for claims incurred but not reported (IBNR) related to medical malpractice. These estimates are based on knowledge of current events and anticipated future events. The Company adjusts these estimates each period as more current information becomes available. The impact of any changes in estimates is included in the determination of earnings in the period in which the estimate is adjusted. Actual results may ultimately differ materially from those estimates.

Integrated Inpatient Solutions, Inc.

Condensed Financial Statements

June 30, 2013

(Unaudited)

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Cash

The Company considers cash in banks and other highly liquid investments with insignificant interest rate risk and maturities of three months or less at the time of acquisition to be cash and cash equivalents. At June 30, 2013 and December 31, 2012, the Company had no cash equivalents. The Company maintains cash accounts in financial institutions that are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). FDIC insurance has increased from $100,000 to $250,000 per depositor as of December 31, 2012. Deposits in excess of FDIC insurance totaled approximately $159,000 and $637,000 at June 30, 2013 and December 31, 2012, respectively.

Accounts Receivable

Accounts receivable represent amounts due from third-party payors, including government sponsored Medicare and Medicaid programs, insurance companies and patients for medical services provided. Accounts receivable are recorded and stated at the amount expected to be collected and have been adjusted to reflect the differences between charges and the estimated reimbursable amounts.

Accounts receivable balances as of June 30, 2013 and December 31, 2012 were as follows:

	2013	2012
Accounts Receivable	$—	$1,074,528
Less Contractual Allowances and Allowances for Doubtful Accounts	—	(937,057)
	$—	$137,471

Property and Equipment

Property and equipment are recorded at cost and depreciated on a straight-line basis over the estimated useful life of the asset. Expenditures for major renewals and betterments that extend the useful lives of properly and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recovered.

The Company assesses the recoverability of its long-lived assets by comparing the projected undiscounted net cash flows associated with the related long-lived asset or group of long-lived assets over their remaining estimated useful lives, against their respective carrying amounts.  Impairment, if any, is based on the excess of the carrying amount over the fair value of those assets.  Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable.  If long-lived assets are determined to be recoverable, but the newly determined remaining estimated useful lives are shorter than originally estimated, the net book values of the long-lived assets are depreciated over the newly determined remaining estimated useful lives.  The Company determined that there were no impairments of long-lived assets as of June 30, 2013 and December 31, 2012.

Integrated Inpatient Solutions, Inc.

Condensed Financial Statements

June 30, 2013

(Unaudited)

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Fair Value of Financial Instruments

U.S. GAAP for fair value measurements establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three levels. The fair value hierarchy gives the highest priority to quoted market prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Level 2 inputs are inputs, other than quoted prices included within Level 1, which are observable for the asset or liability, either directly or indirectly. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

The carrying amounts of the Company’s financial assets and liabilities, such as cash, accounts receivable, deposits, accounts payable and accrued liabilities, approximate their fair values because of the short maturity of these instruments.

Revenue Recognition

Hospitalist/Intensivist - Revenue consists primarily of net patient service revenues that are recorded based upon established billing rates less allowances for contractual adjustments. Revenues are recorded during the period the healthcare services are provided, based upon the estimated amounts due from the patients and third party payors, including federal and state agencies (under the Medicare and Medicaid programs), managed care health plans and commercial insurance companies. Estimates of contractual allowances under third-party payor arrangements are based upon the payment terms specified in the related contractual agreements. Third-party payor contractual payment terms are generally based upon predetermined rates per diagnosis, per diem rates, or discounted fee-for-service rates.

The Company derives a significant portions of its revenues from third party insurers and accordingly receives discounts from standard charges. The Company must estimate the total amount of these discounts to prepare its financial statements. The various managed care contracts under which these discounts must be calculated are complex and are subject to interpretation and adjustment. These interpretations sometimes result in payments that differ from the Company’s estimates. Additionally, updated regulations and contract renegotiations occur frequently, necessitating regular review and assessment of the estimation process by management. Changes in estimates related to the allowance for contractual discounts affect revenues reported in the Company’s statement of operations in the period of the change.

The Medicare and Medicaid reimbursing entities (“Entities”) provide a substantial portion of the Company revenues. These Entities are subject to numerous laws and regulations of federal, state and local governments, including but not limited to matters such as licensure, accreditation, participation requirements, reimbursement formulas and fraud and abuse. Compliance with standards and other regulations can be subject to future government review and interpretation. Any future changes in federal and state reimbursement funding mechanisms could affect the Company.

Interior Design - The Company follows ASC 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition. The Company will recognize revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when it has persuasive evidence of an arrangement that the services have been rendered to the customer, the sales price is fixed or determinable, and collectability is reasonably assured.

Integrated Inpatient Solutions, Inc.

Condensed Financial Statements

June 30, 2013

(Unaudited)

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Income Taxes

The Company follows Section 740-10-30 of the FASB Accounting Standards Codification, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Statements of Operations in the period that includes the enactment date.

The Company adopted section 740-10-25 of the FASB Accounting Standards Codification (“Section 740-10-25”). Section 740-10-25 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements.  Under Section 740-10-25, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company had no material adjustments to its liabilities for unrecognized income tax benefits according to the provisions of Section 740-10-25.

Earnings Per Share

The Company computes earnings per share in accordance with the provisions of FASB ASC Topic 260, "Earnings Per Share," which specifies the computation, presentation and disclosure requirements for earnings (loss) per share for entities with publicly held common stock.  Basic earnings per share are computed by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding during the period.  Diluted earnings per share are computed assuming the exercise of dilutive stock options under the treasury stock method and the related income tax effects.

As of June 30, 2013 and 2012, we had 250,000 shares of Convertible Preferred Stock outstanding convertible into 2,500,000 common shares.

The following tables set forth the computation of basic and diluted earnings per share as shown on the face of the accompanying Statements of Operations:

	For the Six Months Ended June 30,
	2013			2012
	Net Loss	Shares	Per Share Amount	Net Income	Shares	Per Share Amount

Basic Earnings per Share:	$(527,780)			$3,617,993
Net income (loss)
Amount allocated to participating securities	—			—
Net income (loss) available for basic common shares and basic earnings per share	$(527,780)	48,612,365	$(0.01)	$3,617,993	44,560,167	$0.08

Diluted Earnings per Share:
Net income (loss)	$(527,780)			$3,617,993
Amount allocated to participating securities	—
Adjustment for dilutive potential common shares	—	—		—	2,500,000
Net income (loss) available for diluted common shares and diluted earnings per share	$(527,780)	48,612,365	$(0.01)	$3,617,993	47,060,167	$0.08

Integrated Inpatient Solutions, Inc.

Condensed Financial Statements

June 30, 2013

(Unaudited)

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

	For the Three Months Ended June 30,
	2013			2012
	Net Loss	Shares	Per Share Amount	Net Loss	Shares	Per Share Amount

Basic Earnings per Share:	$(257,166)			$(791,712)
Net income (loss)
Amount allocated to participating securities	—			—
Net income (loss) available for basic common shares and basic earnings per share	$(257,166)	48,612,365	$(0.01)	$(791,712)	45,507,969	$(0.02)

Diluted Earnings per Share:
Net income (loss)	$(257,166)			$(791,712)
Amount allocated to participating securities
Adjustment for dilutive potential common shares	—	—		—	—
Net income (loss) available for diluted common shares and diluted earnings per share	$(257,166)	48,612,365	$(0.01)	$(791,712)	45,507,969	$(0.02)

Recent Accounting Pronouncements

There have been no accounting pronouncements or changes in accounting pronouncements during the six months ended June 30, 2013 that are expected to have a material impact on the Company’s financial position, results of operations or cash flows.  Accounting pronouncements that became effective during the six months ended June 30, 2013 did not have a material impact on disclosures or on the Company’s financial position, results of operations or cash flows.